Note 5 - Blanket Zimbabwe Indigenisation Transaction - Movement in Advance Dividend Loan (Details) - Reserve of share-based payments [member] - Faciliation Loans [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Balance	$ 13,397	$ 15,026
Interest incurred	440	259
Dividends used to repay loan	(2,832)	(1,888)
Balance	$ 11,005	$ 13,397